Senior Unsecured Bonds - Additional Information (Details) - 2020 Senior Unsecured Bonds - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2020
Debt Instrument [Line Items]
Aggregate principal amount				$ 100,000
Interest rate on bond				8.00%
Bonds repurchased	$ 9,000	$ 9,000	$ 9,000